Deferred Tax Assets and Liabilities - Summary of Deferred Tax Balances (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019
Deferred Tax Assets [Abstract]
Deferred tax assets to be recovered	£ 10.4	£ 15.6	[1]	£ 13.7	[1]	£ 9.4
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities to be recovered	(41.5)	(27.6)	[1]	(28.3)	[1]	(16.1)
Deferred tax liabilities (net)	(31.1)	(12.0)		(14.6)		(6.7)
Within 12 months
Deferred Tax Assets [Abstract]
Deferred tax assets to be recovered	3.6	7.9		10.1		6.9
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities to be recovered	(4.6)	(0.1)		(3.5)		(1.4)
After more than 12 months
Deferred Tax Assets [Abstract]
Deferred tax assets to be recovered	6.8	7.7		3.6		2.5
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities to be recovered	£ (46.1)	£ (27.5)		£ (24.8)		£ (14.7)

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.